UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/11 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2011

Shares		Value
COMMON STOCKS (97.7%)

	CONSUMER DISCRETIONARY (13.8%)
28,600	Arbitron, Inc.	$984,126
2,000	BJ’s Restaurants, Inc. *	90,640
81,000	Brinker International, Inc.	2,167,560
16,500	Buckle, Inc. (The)	674,355
18,800	Buffalo Wild Wings, Inc. *	1,269,188
6,200	Chipotle Mexican Grill, Inc. *	2,093,988
29,000	Crocs, Inc. *	428,330
93,000	Ctrip.com International Ltd. ADR *	2,176,200
71,000	Domino’s Pizza, Inc. *	2,410,450
24,000	DSW, Inc. Class A	1,061,040
13,000	Genesco, Inc. *	802,620
28,000	Hanesbrands, Inc. *	612,080
7,000	John Wiley & Sons, Inc. Class A	310,800
40,000	Life Time Fitness, Inc. *	1,870,000
192,000	LKQ Corp. *	5,775,360
19,800	Monro Muffler Brake, Inc.	768,042
29,400	O’Reilly Automotive, Inc. *	2,350,530
9,000	Peet’s Coffee & Tea, Inc. *	564,120
15,000	Penn National Gaming, Inc. *	571,050
2,000	Pool Corp.	60,200
39,000	PVH Corp.	2,749,110
32,000	Signet Jewelers Ltd.	1,406,720
69,000	Warnaco Group, Inc. (The)*	3,452,760
82,750	Wolverine World Wide, Inc.	2,949,210
		37,598,479
	CONSUMER STAPLES (4.1%)

11,000	B&G Foods, Inc.	264,770
8,000	Boston Beer Co., Inc. (The) Class A *	868,480
17,000	Casey’s General Stores, Inc.	875,670
42,000	Church & Dwight Co., Inc.	1,921,920
179,700	Flowers Foods, Inc.	3,410,706
21,000	Hansen Natural Corp. *	1,934,940
42,000	Ruddick Corp.	1,790,880
		11,067,366
	ENERGY (3.4%)

18,000	Core Laboratories N.V.	2,051,100
39,000	Hornbeck Offshore Services, Inc. *	1,209,780
27,000	Oceaneering International, Inc.	1,245,510
7,400	Oil States International, Inc. *	565,138
40,000	Rex Energy Corp. *	590,400
29,000	Rosetta Resources, Inc. *	1,261,500
20,000	Superior Energy Services, Inc. *	568,800
42,000	World Fuel Services Corp.	1,763,160
		9,255,388
	FINANCIALS (7.8%)

3,000	Allied World Assurance Co. Holdings AG	188,790
6,000	Amtrust Financial Services, Inc.	142,500
117,900	Arch Capital Group Ltd.	4,389,417
14,000	DFC Global Corp. *	252,840
23,400	Equity Lifestyle Properties, Inc. REIT	1,560,546
17,000	Equity One, Inc. REIT	288,660
49,000	EZCORP, Inc. Class A *	1,292,130
30,800	First Cash Financial Services, Inc. *	1,080,772
11,874	First Financial Bankshares, Inc.	396,948
7,100	Portfolio Recovery Associates, Inc. *	479,392

Shares		Value
45,300	ProAssurance Corp.	$3,615,846
46,200	RLI Corp.	3,366,132
136,500	Stifel Financial Corp. *	4,374,825
		21,428,798
	HEALTH CARE (8.5%)

82,000	Akorn, Inc. *	911,840
72,000	Alexion Pharmaceuticals, Inc. *	5,148,000
33,800	Catalyst Health Solutions, Inc. *	1,757,600
2,600	Computer Programs & Systems, Inc.	132,886
16,800	Henry Schein, Inc. *	1,082,424
30,600	HMS Holdings Corp. *	978,588
27,000	IDEXX Laboratories, Inc. *	2,077,920
14,000	Magellan Health Services, Inc. *	692,580
14,000	MAKO Surgical Corp. *	352,940
16,200	Mednax, Inc. *	1,166,562
14,000	MWI Veterinary Supply, Inc. *	930,160
7,000	Orthofix International N.V. *	246,610
54,000	Owens & Minor, Inc.	1,500,660
18,800	Pharmasset, Inc. *	2,410,160
32,600	Quality Systems, Inc.	1,205,874
13,000	SXC Health Solutions Corp. *	734,240
13,000	Techne Corp.	887,380
5,800	Theravance, Inc. *	128,180
13,400	Volcano Corp. *	318,786
13,600	West Pharmaceutical Services, Inc.	516,120
		23,179,510
	INDUSTRIALS (32.3%)

46,800	Acacia Research - Acacia Technologies *	1,708,668
58,000	Actuant Corp. Class A	1,316,020
62,200	Acuity Brands, Inc.	3,296,600
18,100	Advisory Board Co. (The) *	1,343,201
58,050	AMETEK, Inc.	2,443,905
2,000	Atlas Air Worldwide Holdings, Inc. *	76,860
33,200	AZZ, Inc.	1,508,608
7,400	BE Aerospace, Inc. *	286,454
2,000	Carlisle Companies, Inc.	88,600
6,000	Ceradyne, Inc. *	160,680
30,000	Chart Industries, Inc. *	1,622,100
65,000	CLARCOR, Inc.	3,249,350
19,000	Clean Harbors, Inc. *	1,210,870
29,000	Colfax Corp. *	825,920
5,000	Copa Holdings S.A. Class A	293,350
85,000	EnerSys *	2,207,450
23,000	EnPro Industries, Inc. *	758,540
64,200	Esterline Technologies Corp. *	3,593,274
12,000	Flowserve Corp.	1,191,840
70,400	Gardner Denver, Inc.	5,425,024
55,700	Genesee & Wyoming, Inc. Class A *	3,374,306
12,800	Graco, Inc.	523,392
73,437	HEICO Corp.	4,294,596
66,800	HUB Group, Inc. Class A *	2,166,324
54,400	IDEX Corp.	2,018,784
14,500	IHS, Inc. Class A *	1,249,320
19,400	II-VI, Inc. *	356,184
13,000	J.B. Hunt Transport Services, Inc.	585,910
63,000	Kansas City Southern *	4,284,630
28,400	Kirby Corp. *	1,869,856
91,600	Lennox International, Inc.	3,091,500
88,800	Lincoln Electric Holdings, Inc.	3,473,856

1

Value Line Emerging Opportunities Fund, Inc.

December 31, 2011

Shares		Value
16,200	Macquarie Infrastructure Co. LLC	$452,790
44,000	Middleby Corp. (The) *	4,137,760
48,400	Nordson Corp.	1,993,112
25,000	Polypore International, Inc. *	1,099,750
5,000	RBC Bearings, Inc. *	208,500
24,000	Regal-Beloit Corp.	1,223,280
24,400	Rollins, Inc.	542,168
37,200	Roper Industries, Inc.	3,231,564
6,000	Rush Enterprises, Inc. Class A *	125,520
17,400	Stericycle, Inc. *	1,355,808
25,000	Teledyne Technologies, Inc. *	1,371,250
13,200	Textainer Group Holdings Ltd.	384,384
7,700	Toro Co. (The)	467,082
5,300	Towers Watson & Co. Class A	317,629
8,400	TransDigm Group, Inc. *	803,712
13,600	United Stationers, Inc.	442,816
9,600	Valmont Industries, Inc.	871,584
29,000	Wabtec Corp.	2,028,550
154,500	Waste Connections, Inc.	5,120,130
49,600	Woodward Inc.	2,030,128
		88,103,489
	INFORMATION TECHNOLOGY (12.9%)

68,800	Advent Software, Inc. *	1,675,968
14,400	Anixter International, Inc. *	858,816
95,726	ANSYS, Inc. *	5,483,185
15,000	Ariba, Inc. *	421,200
12,000	Aruba Networks, Inc. *	222,240
28,200	Blackbaud, Inc.	781,140
21,000	Cardtronics, Inc. *	568,260
4,000	Coherent, Inc. *	209,080
30,000	CommVault Systems, Inc. *	1,281,600
54,300	Concur Technologies, Inc. *	2,757,897
12,700	Equinix, Inc. *	1,287,780
3,850	FactSet Research Systems, Inc.	336,028
30,000	Heartland Payment Systems, Inc.	730,800
29,800	Informatica Corp. *	1,100,514
24,200	j2 Global, Inc.	680,988
6,800	Liquidity Services, Inc. *	250,920
38,200	MICROS Systems, Inc. *	1,779,356
42,000	Netgear, Inc. *	1,409,940
10,600	NetSuite, Inc. *	429,830
26,000	Rackspace Hosting, Inc. *	1,118,260
10,000	Salesforce.com, Inc. *	1,014,600
23,000	Solera Holdings, Inc.	1,024,420
14,000	SuccessFactors, Inc. *	558,180
23,000	Synchronoss Technologies, Inc. *	694,830
34,800	SYNNEX Corp. *	1,060,008
36,600	Taleo Corp. Class A *	1,416,054
28,600	Trimble Navigation Ltd. *	1,241,240
28,400	Ultimate Software Group, Inc. (The)*	1,849,408
56,000	Wright Express Corp. *	3,039,680
		35,282,222
	MATERIALS (8.0%)

95,200	AptarGroup, Inc.	4,966,584
10,400	Balchem Corp.	421,616
23,000	Cytec Industries, Inc.	1,026,950
57,600	Greif, Inc. Class A	2,623,680
23,000	Koppers Holdings, Inc.	790,280
39,600	LSB Industries, Inc. *	1,109,988

Shares		Value
17,000	NewMarket Corp.	$3,367,870
6,000	Packaging Corp. of America	151,440
22,000	Rockwood Holdings, Inc. *	866,140
6,000	Scotts Miracle-Gro Co. (The) Class A	280,140
34,800	Sigma-Aldrich Corp.	2,173,608
88,400	Silgan Holdings, Inc.	3,415,776
16,200	TPC Group, Inc. *	377,946
4,000	Valspar Corp. (The)	155,880
		21,727,898
	TELECOMMUNICATION SERVICES (1.6%)

102,000	SBA Communications Corp. Class A *	4,381,920

	UTILITIES (5.3%)

25,200	AGL Resources, Inc.	1,064,952
15,000	Atmos Energy Corp.	500,250
7,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR	400,680
14,400	El Paso Electric Co.	498,816
51,000	ITC Holdings Corp.	3,869,880
22,800	Northwest Natural Gas Co.	1,092,804
2,200	NorthWestern Corp.	78,738
41,000	Questar Corp.	814,260
91,400	South Jersey Industries, Inc.	5,192,434
25,600	Southwest Gas Corp.	1,087,744
		14,600,558
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (97.7%) (Cost $183,026,041)	266,625,628
Principal Amount		Value
REPURCHASE AGREEMENT (2.1%)

$5,800,000	With Morgan Stanley, 0.00%, dated 12/30/11, due 01/03/12, delivery value $5,800,000 (collateralized by $5,630,000 U.S. Treasury Notes 2.1250% due 11/30/14, with a value of $5,924,825)	5,800,000

	TOTAL REPURCHASE AGREEMENTS (Cost $5,800,000) (2.1%)	5,800,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		613,083

NET ASSETS (1) (100%)		$273,038,711

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($273,038,711 ÷ 8,090,915 shares outstanding)		$33.75

*	Non-income producing.

2

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

(1)
For federal income tax purposes, the aggregate cost was $188,826,041, aggregate gross unrealized appreciation was $88,199,557, aggregate gross unrealized depreciation was $4,599,970 and the net unrealized appreciation was $83,599,587.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of December 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$266,625,628	$0	$0	$266,625,628
Short-Term Investments	0	5,800,000	0	5,800,000
Total Investments in Securities	$266,625,628	$5,800,000	$0	$272,425,628

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended December 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended December 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:
Mitchell E. Appel, President

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Mitchell E. Appel, President, Principal Executive Officer

By:
Emily D. Washington, Treasurer, Principal Financial Officer

Date: